Condensed Financial Information (Parent Company) (Investment in Subsidiaries Footnote) (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Capital contributions	$ (202,000)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Capital contributions			$ 1,300,000
Distribution from subsidiary		$ 0	$ 50,000